INVESTORS
                         LIFE INSURANCE COMPANY
                            OF NORTH AMERICA
                     (Herein called Investors Life)

                           SEPARATE ACCOUNT I
                          FINANCIAL STATEMENTS
                            December 31, 1997
                                (Audited)


This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate
Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

Investors Life Insurance
Company of North America
Administrative Offices:  Austin, TX

                    Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of
North America
Separate Account I and the Board of Directors of Investors Life
Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Dallas, Texas
February 20, 1998 INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
DECEMBER 31, 1997


  ASSETS


Investments at Market Value
(Notes 1 and 2):
Portfolios of Putnam Variable Trust:

Putnam Variable Trust Money Market

1,471,113 qualified shares              (cost $1,471,113)       $1,471,113
2,271,946 non-qualified shares          (cost $2,271,946)        2,271,946

Putnam Variable Trust U.S. Government
and High Quality Bond

  233,584 qualified shares              (cost $3,092,161)        3,134,697
  496,958 non-qualified shares          (cost $6,479,860)        6,669,237

Putnam Varialbe Trust Growth and Income

  689,602 qualified shares              (cost $14,430,607)      19,529,543
   68,725 shares owned by               (cost $1,438,147)        1,946,305
          Investors Life
  335,230 non-qualified shares          (cost $6,885,724)        9,493,714
   68,776 shares owned by               (cost $1,412,683)        1,947,739
          Investors Life

Putnam Variable Trust Voyager

   19,081 qualified shares              (cost $486,638)            745,672
   39,937 shares owned by               (cost $1,018,574)        1,560,755
          Investors Life
   12,216 non-qualified shares          (cost $305,452)            477,417
   39,867 shares owned by               (cost $996,814)          1,558,007
          Investors Life



Total Assets                                                   $50,806,145





CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Putnam Variable Trust Money Market

  684,786 qualified accumulation        ($2.1482813 per unit)   $1,471,113
          units outstanding
1,065,062 non-qualified accumulation    ($2.1331583 per unit)    2,271,946
          units outstanding

Putnam Variable Trust U.S. Government
and High Quality Bond

  920,186 qualified accumulation        ($3.4065902 per unit)    3,134,697
          units outstanding
1,981,587 non-qualified accumulation    ($3.3656038 per unit)    6,669,237
          units outstanding

Putnam Variable Trust Growth and Income


2,563,498 qualified accumulation        ($7.6183179 per unit)   19,529,543
          units outstanding
  255,477 Investors Life equity         ($7.6183179 per unit)    1,946,305
1,454,634 non-qualified accumulation    ($6.5265312 per unit)    9,493,714
          units outstanding
  298,434 Investors Life equity         ($6.5265312 per unit)    1,947,739

Putnam Variable Trust Voyager

  238,882 qualified accumulation        ($3.1215093 per unit)      745,672
          units outstanding
  500,000 Investors Life equity         ($3.1215093 per unit)    1,560,755
  153,214 non-qualified accumulation    ($3.1160148 per unit)      477,417
          units outstanding
  500,000 Investors Life equity         ($3.1160148 per unit)    1,558,007




Contract Owners' Equity                                        $50,806,145

The accompanying notes are an integral part of these financial statements.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997



                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                          Money Market       Money Market
                                            Qualified        Non-Qualified
Investment Income:
Dividends                                        $81,333          $125,172

Expenses:
Mortality risk and expense                        19,056            29,310
fees guarantees (Notes 1 and 3)

Investment income-net                             62,277            95,862


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     487,751           531,139
Cost of shares sold                              487,751           531,139

Net realized gain on investments                       0                 0

Net unrealized gain on investments                     0                 0

Net realized and unrealized gain                       0                 0
on investments

Net Increase in Net Assets                       $62,277           $95,862
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                         Putnam Variable    Putnam Variable
                                           Trust U.S.         Trust U.S.
                                         Government and     Government and
                                        High Quality Bond   High Quality Bo
                                            Qualified        Non-Qualified
Investment Income:
Dividends                                       $259,201          $475,537

Expenses:
Mortality risk and expense                        44,292            84,947
fees guarantees (Notes 1 and 3)

Investment income-net                            214,909           390,590


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                   1,387,315         1,578,240
Cost of shares sold                            1,292,289         1,474,441

Net realized gain on investments                  95,026           103,799

Net unrealized gain on investments               (50,657)            1,802

Net realized and unrealized gain                  44,369           105,601
on investments

Net Increase in Net Assets                      $259,278          $496,191
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                           Growth and         Growth and
                                             Income             Income
                                           Qualified*       Non-Qualified*
Investment Income:
Dividends                                       $615,207          $324,584

Expenses:
Mortality risk and expense                       257,416           135,100
fees guarantees (Notes 1 and 3)

Investment income-net                            357,791           189,484


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions          820,977           433,146

Net realized gain (loss) on investments:
Proceeds from sale of shares                   4,219,884         1,683,730
Cost of shares sold                            2,733,428         1,094,688

Net realized gain on investments               1,486,456           589,042

Net unrealized gain on investments             1,749,996         1,104,254

Net realized and unrealized gain               4,057,429         2,126,442
on investments

Net Increase in Net Assets                    $4,415,220        $2,315,926
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                             Voyager            Voyager
                                            Qualified *       Non-Qualified

Investment Income:
Dividends                                         $6,515            $5,350

Expenses:
Mortality risk and expense                        25,355            21,563
fees guarantees (Notes 1 and 3)

Investment income-net                            (18,840)          (16,213)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions           87,856            71,570

Net realized gain (loss) on investments:
Proceeds from sale of shares                     155,281            80,987
Cost of shares sold                               95,419            50,587

Net realized gain on investments                  59,862            30,400

Net unrealized gain on investments               355,156           323,702

Net realized and unrealized gain                 502,874           425,672
on investments

Net Increase in Net Assets                      $484,034          $409,459
from Investment Operations

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.







INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
YEAR ENDED DECEMBER 31, 1997


                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                          Money Market       Money Market
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                            $62,277           $95,862
Realized capital gain distributions                    0                 0
Net realized gain on investments                       0                 0
Net unrealized gain (loss) on investment               0                 0

Net increase in net assets from                   62,277            95,862
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         100,446            34,793
in (Note 3)
Net contract surrenders and transfers           (440,229)         (465,907)
out (Note 3)
Benefit payments to annuitants                    (2,159)          (36,608)

Net decrease from accumulation                  (341,942)         (467,722)
unit transactions
Net (Decrease) Increase in Net Assets           (279,665)         (371,860)
Net Assets:
Net assets at December 31, 1996                1,750,778         2,643,806

Net assets at December 31, 1997               $1,471,113        $2,271,946

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                         Putnam Variable    Putnam Variable
                                           Trust U.S.         Trust U.S.
                                         Government and     Government and
                                        High Quality Bond   High Quality Bo
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $214,909          $390,590
Realized capital gain distributions                    0                 0
Net realized gain on investments                  95,026           103,799
Net unrealized gain (loss) on investment         (50,657)            1,802

Net increase in net assets from                  259,278           496,191
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          23,639           145,621
in (Note 3)
Net contract surrenders and transfers         (1,310,074)       (1,422,542)
out (Note 3)
Benefit payments to annuitants                    (5,189)          (55,995)

Net decrease from accumulation                (1,291,624)       (1,332,916)
unit transactions
Net (Decrease) Increase in Net Assets         (1,032,346)         (836,725)
Net Assets:
Net assets at December 31, 1996                4,167,043         7,505,962

Net assets at December 31, 1997               $3,134,697        $6,669,237

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                           Growth and         Growth and
                                             Income             Income
                                           Qualified*       Non-Qualified*

Investment Operations:
Investment income-net                           $357,791          $189,484
Realized capital gain distributions              820,977           433,146
Net realized gain on investments               1,486,456           589,042
Net unrealized gain (loss) on investment       1,749,996         1,104,254

Net increase in net assets from                4,415,220         2,315,926
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         634,334           130,374
in (Note 3)
Net contract surrenders and transfers         (3,900,090)       (1,537,206)
out (Note 3)
Benefit payments to annuitants                   (14,478)         (119,771)

Net decrease from accumulation                (3,280,234)       (1,526,603)
unit transactions
Net (Decrease) Increase in Net Assets          1,134,986           789,323
Net Assets:
Net assets at December 31, 1996               20,340,862        10,652,130

Net assets at December 31, 1997              $21,475,848       $11,441,453

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Putnam             Putnam
                                         Variable Trust     Variable Trust
                                             Voyager            Voyager
                                           Qualified *      Non-Qualified *

Investment Operations:
Investment income-net                           ($18,840)         ($16,213)
Realized capital gain distributions               87,856            71,570
Net realized gain on investments                  59,862            30,400
Net unrealized gain (loss) on investment         355,156           323,702

Net increase in net assets from                  484,034           409,459
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          87,480           105,653
in (Note 3)
Net contract surrenders and transfers           (139,414)          (57,462)
out (Note 3)
Benefit payments to annuitants                         0                 0

Net decrease from accumulation                   (51,934)           48,191
unit transactions
Net (Decrease) Increase in Net Assets            432,100           457,650
Net Assets:
Net assets at December 31, 1996                1,874,327         1,577,774

Net assets at December 31, 1997               $2,306,427        $2,035,424

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


Year Ended December 31, 1996



                                              Money              Money
                                             Market             Market
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                            $72,643          $102,212
Realized capital gain distributions                    0                 0
Net realized gain on investments                       0                 0
Net unrealized gain (loss) on investment               0                 0

Net increase in net assets from                   72,643           102,212
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         193,701           369,107
in (Note 3)
Net contract surrenders and transfers           (689,435)         (418,286)
out (Note 3)
Benefit payments to annuitants                    (6,946)          (45,762)

Net decrease from accumulation                  (502,680)          (94,941)
unit transactions
Net (Decrease) Increase in Net Assets           (430,037)            7,271
Net Assets:
Net assets at December 31, 1995                2,180,815         2,636,535

Net assets at December 31, 1996               $1,750,778        $2,643,806

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Income             Income
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                           $229,902          $390,863
Realized capital gain distributions                    0                 0
Net realized gain on investments                  64,603            63,568
Net unrealized gain (loss) on investment        (250,811)         (378,320)

Net increase in net assets from                   43,694            76,111
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          31,739            45,238
in (Note 3)
Net contract surrenders and transfers           (847,678)         (814,955)
out (Note 3)
Benefit payments to annuitants                   (17,397)          (98,073)

Net decrease from accumulation                  (833,336)         (867,790)
unit transactions
Net (Decrease) Increase in Net Assets           (789,642)         (791,679)
Net Assets:
Net assets at December 31, 1995                4,956,685         8,297,641

Net assets at December 31, 1996               $4,167,043        $7,505,962

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                           Growth and         Growth and
                                            Income II          Income II
                                           Qualified*       Non-Qualified*
                                        (formerly Equity    (formerly Equit
                                            Division)          Division)

Investment Operations:
Investment income-net                           $601,112          $286,557
Realized capital gain distributions              379,168           183,293
Net realized gain on investments                 695,956           214,865
Net unrealized gain (loss) on investment       1,997,565         1,148,474

Net increase in net assets from                3,673,801         1,833,189
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer         505,790           312,619
in (Note 3)
Net contract surrenders and transfers         (2,843,516)         (662,722)
out (Note 3)
Benefit payments to annuitants                   (58,423)         (122,302)

Net decrease from accumulation                (2,396,149)         (472,405)
unit transactions
Net (Decrease) Increase in Net Assets          1,277,652         1,360,784
Net Assets:
Net assets at December 31, 1995               19,063,210         9,291,346

Net assets at December 31, 1996              $20,340,862       $10,652,130


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


                                             Voyager            Voyager
                                           Qualified *      Non-Qualified *



Investment Operations:
Investment income-net                            $11,845           $10,358
Realized capital gain distributions               66,446            56,289
Net realized gain on investments                  39,741            13,542
Net unrealized gain (loss) on investment          81,373            87,666

Net increase in net assets from                  199,405           167,855
investment operations

Accumulation Unit Transactions:
Net contract considerations and transfer          41,561               540
in (Note 3)
Net contract surrenders and transfers           (112,563)          (30,200)
out (Note 3)
Benefit payments to annuitants                         0                 0

Net decrease from accumulation                   (71,002)          (29,660)
unit transactions
Net (Decrease) Increase in Net Assets            128,403           138,195
Net Assets:
Net assets at December 31, 1995                1,745,924         1,439,579

Net assets at December 31, 1996               $1,874,327        $1,577,774


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life.


             INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                            SEPARATE ACCOUNT I

                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1997




Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam VT Money Market Fund, Putnam VT U.S. Government and High quality Bond Fund, Putnam VT Growth and Income Fund or Putnam VT Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 1997, were $327,007 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 1997, the total of all transfers was $935,332. Contract surrender benefits amounted to $8,337,592. Annuity benefits amounted to $234,200. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section
817(h) of the Code. Investors Life believes that the Separate
Account satisfies the current requirements of the regulations.




Note 6. Accumulation Unit transaction:

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1997, and units outstanding at December 31, 1997 were as follows:



                                                Putnam             Putnam
                                            Variable Trust     Variable Trust
                                             Money Market       Money Market
                                              Qualified         Non-Qualified

Units outstanding at December 31, 1996             847,412          1,288,780

Units purchased and transfers in                    72,953             16,757

Benefits, surrenders and transfers out            (235,579)          (240,475)

Units outstanding at December 31, 1997             684,786          1,065,062



                                           Putnam Variable     Putnam Variable
                                              Trust U.S.         Trust U.S.
                                            Government and     Government and
                                           High Quality Bond   High Quality Bo
                                              Qualified         Non-Qualified


Units outstanding at December 31, 1996           1,313,122          2,394,183

Units purchased and transfers in                    22,469             45,280

Benefits, surrenders and transfers out            (415,405)          (457,876)

Units outstanding at December 31, 1997             920,186          1,981,587


                                                Putnam             Putnam
                                            Variable Trust     Variable Trust
                                              Growth and         Growth and
                                                Income             Income
                                              Qualified*       Non-Qualified*

Units outstanding at December 31, 1996           3,277,019          2,002,962

Units purchased and transfers in                   144,106             22,024

Benefits, surrenders and transfers out            (602,150)          (271,918)

Units outstanding at December 31, 1997           2,818,975          1,753,068


                                                Putnam             Putnam
                                            Variable Trust     Variable Trust
                                               Voyager             Voyager
                                              Qualified *        Non-Qualified

Units outstanding at December 31, 1996             751,632            633,799

Units purchased and transfers in                    33,033             39,117

Benefits, surrenders and transfers out             (45,783)           (19,702)

Units outstanding at December 31, 1997             738,882            653,214

*Includes shares owned by Investors Life.


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1997 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:




                                           Accumulation        Aggregate
                                           Units               Value

Putnam Variable Trust Money Market, Qualified       24,966            $53,634
Putnam Variable Trust Money Market, Non-Qualified  166,795           $355,801
Putnam Variable Trust Growth and Income, Qualified  93,502           $712,328
Putnam Variable Trust Growth and Income,
Non-Qualified                                      106,907           $697,732
Putnam Variable Trust U.S. Government               54,958           $187,219
and High Quality Bond, Qualified
Putnam Variable Trust U.S. Government              206,048           $693,476
and High Quality Bond, Non-Qualified


                                           Monthly             Annuity
                                           Annuity Units       Unit Value

Putnam Variable Trust Money Market, Qualified          585         $0.8320552
Putnam Variable Trust Money Market, Non-Qualified    3,958         $0.8325533
Putnam Variable Trust Growth and Income, Qualified   3,994         $1.8217311
Putnam Variable Trust Growth and Income,
Non-Qualified                                        5,706         $1.9519047
Putnam Variable Trust U.S. Government                1,180         $1.4109542
and High Quality Bond, Qualified
Putnam Variable Trust U.S. Government                4,987         $1.4078279
and High Quality Bond, Non-Qualified